Trading Advisors (Details)	12 Months Ended		5 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2010	May 31, 2012 Morgan Stanley Smith Barney Charter Aspect L.P. [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Charter Aspect L.P. [Member]	Mar. 31, 2011 Morgan Stanley Smith Barney Charter WNT L.P. [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)	0.167%	0.221%	0.167%	0.125%	0.167%	0.125%
Management fee, annual basis (in hundredths)	2.00%	2.65%	2.00%	1.50%	2.00%	1.50%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)	20.00%			20.00%		20.00%